Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 161.8	$ 133.1
Accruals and other payables	362.8	350.6
Payroll payables	54.1	45.4
Leave pay accrual	57.4	54.1
Interest payable on loans	7.8	7.3
Damang – contract termination	0.0	10.2
Trade and other payables	$ 643.9	$ 600.7